Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

ASC 740 requires the effects of tax law and rate changes be reflected as a component of tax expense from continuing operations. Due to the enactment of the Tax Cuts and Jobs Act on December 22, 2017, Juniata’s future maximum corporate tax rate was lowered from 34% to 21%, thereby decreasing the future tax benefit of its net deferred tax asset by 13%. Though the reduced rate will provide tax savings to Juniata in future periods, the reduction resulted in a write-downs of Juniata’s net deferred tax assets, which was previously valued based upon the projection of a 34% future tax rate. As a result, a non-cash charge of $416,000 was included in the 2017 expense for income taxes. In 2018, the value of Juniata’s net deferred tax asset was adjusted again, primarily due to a defined benefit contribution applied to the 2017 tax year that resulted in a decline in tax expense of $168,000 in 2018. Offsetting the tax expense was the effect of tax credits for Juniata’s investment in two low-income housing partnerships amounting to $901,000 in 2018, $722,000 in 2017 and $572,000 in 2016. Tax credits associated with phase I will continue through 2023.  Phase II credits were initiated in the second half of 2017 and will run through 2027. The tax credits are included in the tax expense line item on the Consolidated Statements of Income. In addition, a $406,000 deferred tax liability related to the previous 39.16% ownership in Liverpool, was removed as of April 30, 2018, resulting in a corresponding reduction in income tax expense.

The components of income tax (benefit) expense for the three years ended December 31 were:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Current tax (benefit) expense	$(563)	$379	$499
Deferred tax expense	(96)	681	320
Total tax (benefit) expense	$(659)	$1,060	$819

A reconciliation of the statutory income tax (benefit) expense computed at 21% in 2018 and 34% in both 2017 and 2016 to the income tax expense included in the consolidated statements of income follows:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Income before income taxes	$5,245	$5,597	$5,975
Statutory tax rate	21.0%	34.0%	34.0%
Federal tax at statutory rate	1,101	1,903	2,032
Tax-exempt interest	(271)	(443)	(427)
Net earnings on BOLI	(50)	(75)	(84)
Gain from life insurance proceeds	-	-	(124)
Dividend from unconsolidated subsidiary	(10)	(17)	(15)
Stock-based compensation	19	24	23
Federal tax credits	(901)	(722)	(572)
Merger and acquisition expenses	33	-	-
Tax reform adjustment	-	416	-
Defined benefit prior year contribution, net of
other PTR adjustments	(198)	-	-
Basis difference related to LCB investment
prior to acquisition	(406)	-	-
Other permanent differences	24	(26)	(14)
Total tax (benefit) expense	$(659)	$1,060	$819
Effective tax rate	(12.6)%	18.9%	13.7%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2018 and 2017.  The components giving rise to the net deferred tax asset are detailed below:

(Dollars in thousands)	Years Ended December 31,
	2018	2017
Deferred Tax Assets:
Allowance for loan losses	$494	$369
Deferred directors' compensation	345	338
Employee and director benefits	309	320
Qualified pension liability	78	512
Unrealized losses on securities available for sale	655	439
Unrealized loss from securities impairment	34	37
Investment in low income housing project	142	141
Fair value adjustments to acquired assets and liabilities	293	168
Tax credit carryforward	225	75
Valuation reserves on other real estate owned	1	1
Other	1	-
Total deferred tax assets	2,577	2,400

Deferred Tax Liabilities:
Depreciation	(445)	(345)
Equity income from unconsolidated subsidiary	-	(368)
Loan origination costs	(384)	(340)
Prepaid expense	(229)	(230)
Annuity earnings	(56)	(52)
Fair value of mortgage servicing rights	(42)	(47)
Intangible assets	(68)	(18)
Goodwill	(353)	(324)
Other	-	(24)
Total deferred tax liabilities	(1,577)	(1,748)
Net deferred tax asset included in other assets	$1,000	$652

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2018, 2017 and 2016. The Company is no longer subject to examination by taxing authorities for years before 2015.  Tax years 2015 through the present, with limited exception, remain open to examination.